                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           AMENDMENT NO. 1 TO FORM 13F

                               FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2003.

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.):  [X]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        WS Capital Management, L.P.
Address:     300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                   Contact Person: Joseph I. Worsham, II
Title:    Member of WS Capital, L.L.C.,
          general partner of filer
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /S/ Reid S. Walker         Dallas, Texas              August 5, 2003
  ------------------         ------------------------   -----------------

This Amended and Restated Form 13F is filed to indicate that WS Capital Management, L.P., not WS Capital, L.L.C. (which is the general partner of WS Capital Management, L.P.), is the institutional investment manager which is the appropriate filing entity for and is the entity which has investment discretion over the securities disclosed in this Form 13F. The Form 13F which is amended hereby was intended to be filed under WS Capital Management, L.P.'s CIK number but was accidentally filed with the CIK number for WS Capital, L.L.C. WS Capital, L.L.C. will cease to file Forms 13F and all future Forms 13F which would have previously been filed by WS Capital, L.L.C. will be filed by WS Capital Management, L.P.


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:           $163,790

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                   COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                    TITLE OF                   VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER                     CLASS        CUSIP      [x$1000]   PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACRES GAMING INC             COM       004936100     5,085     670,800   SH         SHARED(2)                       670,800
ACTIVISION INC NEW           COM NEW   004930202     3,251     225,000   SH         SHARED(2)                       225,000
AGILENT TECHNOLOGY INC       COM       00846U101     4,603     350,000   SH         SHARED(2)                       350,000
BRIO SOFTWARE INC            COM       109704106     3,316   2,302,840   SH         SHARED(2)                     2,302,840
BRISTOL MYERS SQUIBB CO      COM       110122108       634      30,000   SH         SOLE(1)               30,000
CEC ENTMT INC                COM       125137109     3,265     120,000   SH         SHARED(2)                       120,000
CENTURY BUSINESS SVCS INC    COM       156490104     1,142     446,100   SH         SHARED(2)                       446,100
COBALT CORP                  COM       19074W100     2,613     180,800   SH         SHARED(2                        180,800
CONCORD EFS INC              COM       206197105     2,350     250,000   SH         SHARED(2)                       250,000
COPART INC                   COM       217204106     2,458     320,000   SH         SHARED(2)                       320,000
DOCUMENTUM INC               COM       256159104     2,099     160,000   SH         SHARED(2)                       160,000
EOG RES INC                  COM       26875P101     1,131      28,600   SH         SOLE(1)               28,600
ESCO TECHNOLOGIES INC        COM       296315104     1,148      35,000   SH         SOLE(1)               35,000
EXXON MOBIL CORP             COM       30231G102     2,447      70,000   SH         SOLE(1)               70,000
GAMESTOP CORP                CL A      36466R101     1,920     160,000   SH         SHARED(2)                       160,000
GEMSTAR-TV GUIDE INTL INC    COM       36866W106     5,695   1,556,100   SH         SHARED(2                      1,556,100
GENESCO INC                  COM       371532102       284      20,000   SH         SOLE(1)               20,000
HI/FN INC                    COM       428358105     4,661     979,300   SH         SHARED(2)                       979,300
INFOUSA INC NEW              COM       456818301       162      33,678   SH         SOLE(1)               33,678
INTERGRAPH CORP              COM       458683109     1,387      80,000   SH         SHARED(2)                        80,000
JANUS CAP GROUP INC          COM       47102X105     2,506     220,000   SH         SHARED(2)                       220,000
KINDER MORGAN INC KANS       COM       49455P101     6,039     134,200   SH         SHARED(2)                       134,200
KOPIN CORP                   COM       500600101       666     132,200   SH         SOLE(1)              132,200
LIBERTE INVS INC DEL         COM       530154103     1,322     330,500   SH         SOLE(1)              330,500
MTR GAMING GROUP INC         COM       553769100     3,590     541,440   SH         SHARED(2)                       541,440
MARISA CHRISTINA INC         COM       570268102       545     432,800   SH         SHARED(2)                       432,800
MCMORAN EXPLORATION CO       COM       582411104     1,070      89,662   SH         SHARED(2)                        89,662
METRO GOLDWYN MAYER INC      COM       591610100       735      70,000   SH         SHARED(2)                        70,000
MODEM MEDIA INC              CL A      607533106     3,391   1,548,409   SH         SHARED(2)                     1,548,409
MOORE LTD                    COM       615785102     1,885     180,000   SH         SHARED(2)                       180,000
NATIONAL SEMICONDUCTOR       COM       637640103       682      40,000   SH         SHARED(2)                        40,000
  CORP
NDCHEALTH CORP               COM       639480102     5,031     300,000   SH         SHARED(2)                       300,000
OPEN TEXT CORP               COM       683715106     1,099      39,500   SH         SHARED(2)                        39,500
PRG-SCHULTZ INTERNATIONAL    COM       69351C107     7,726   1,071,500   SH         SHARED(2)                     1,071,500
  IN
PARTY CITY CORP              COM       702145103    12,361   1,545,100   SH         SHARED(2)                     1,545,100
PATTERSON UTI ENERGY INC     COM       703481101     4,847     150,000   SH         SHARED(2)                       150,000
PEAK INTL LTD                ORD       G69586108     4,658   1,294,000   SH         SHARED(2)                     1,294,000
PERVASIVE SOFTWARE INC       COM       715710109       679     152,600   SH         SHARED(3)                        152,60
PIONEER NAT RES CO           COM       723787107     1,381      55,000   SH         SHARED(2)                        55,000
QUICKSILVER RESOURCES INC    COM       74837R104     6,416     269,900   SH         SHARED(2)                       269,900
ROCKFORD CORP                COM       77316P101     4,612     852,561   SH         SHARED(2)                       852,561

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                   COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                    TITLE OF                   VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER                     CLASS        CUSIP      [x$1000]   PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
SOUNDVIEW TECHNOLOGY         COM       83611Q109     2,503   1,955,155   SH         SHARED(2)                     1,955,155
  GROUP N
STAMPS COM INC               COM       852857101       419     100,000   SH         SOLE(1)              100,000
STEEL DYNAMICS INC           COM       858119100     1,757     150,000   SH         SOLE(1)              150,000
SUMMIT AMER TELEVISIION      COM       86600T109     4,421   1,865,324   SH         SHARED(2)                     1,865,324
  INC
SYNAGRO TECHNOLOGIES INC     COM NEW   871562203     1,766     720,700   SH         SHARED(2)                       720,700
TIDEL TECHNOLOGIES INC       COM       886368109        12      59,200   SH         SHARED(3)                        59,200
TRIAD HOSPITALS INC          COM       89579K109    18,830     700,000   SH         SHARED(2)                       700,000
TURNSTONE SYSTEMS INC        COM       900423104     1,170     413,500   SH         SHARED(2)                       413,500
VYYO INC                     COM NEW   918458209       331     144,633   SH         SOLE(1)              144,633
WASHINGTON GROUP INTL INC    COM NEW   938862208    11,338     646,404   SH         SHARED(2)                       646,404
WEBEX INC                    COM       94767L109       351      33,950   SH         SHARED(2)                        33,950

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. (the general partner of WS Capital Management, L.P.) and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.